UNCONSOLIDATED AFFILIATES (Tables)	3 Months Ended
Mar. 31, 2017
Equity In Net Earnings From Investments [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Equity Method Investments [Table Text Block]
The following table sets forth our equity in net earnings from ONEOK Partners’ investments for the periods indicated:

	Three Months Ended
	March 31,
	2017	2016
	(Thousands of dollars)
Northern Border Pipeline	$18,817	$18,674
Overland Pass Pipeline Company	13,566	13,304
Other	7,181	936
Equity in net earnings from investments	$39,564	$32,914

Summarized Financial Information Of Unconsolidated Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Equity Method Investments [Table Text Block]
The following table sets forth summarized combined financial information of ONEOK Partners’ unconsolidated affiliates for the periods indicated:

	Three Months Ended
	March 31,
	2017	2016
	(Thousands of dollars)
Income Statement
Operating revenues	$154,280	$136,572
Operating expenses	$66,936	$58,699
Net income	$81,131	$72,037

Distributions paid to ONEOK Partners	$46,920	$46,553